SHARE-BASED COMPENSATION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2022 CNY (¥) installment shares	Dec. 31, 2022 USD ($) installment shares	Dec. 31, 2021 CNY (¥) shares	Jul. 31, 2020 shares	Apr. 15, 2019 shares
SHARE-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	3.00%
Share based compensation by share based payment arrangement additional number of shares available for issuance as percentage of outstanding stock maximum	1.00%
Vesting period		4 years	4 years
Number of equal installments | installment		4	4
Period to exercise vested options when the option becomes exercisable		90 days	90 days
Period to exercise vested options on cessation of employment or directorship		3 months	3 months
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Allocated share based compensation expense		¥ 2,355	$ 341	¥ 24,380
Number of units vested		1,737,902	1,737,902
Restated And Amended Employee Stock Option Plan Two Thousand And Nineteen
SHARE-BASED COMPENSATION
Ordinary shares reserved for future issuance						4,388,060
Maximum number of shares issuable		10 years	10 years
Second Amended and Restated Employee Stock Option Plan | Maximum
SHARE-BASED COMPENSATION
Share-based compensation arrangement by share-based payment award, number of shares authorized					7,388,060
Third Amended And Restated Employee Stock Option Plan
SHARE-BASED COMPENSATION
Ordinary shares reserved for future issuance	10,216,234
2020 Plan | Restricted Stock Units (RSUs) | Employees Directors And Consultants
SHARE-BASED COMPENSATION
Number of units granted		479,741	479,741	1,494,650